EQUITY (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 11, 2025
IfrsStatementLineItems [Line Items]
Issued capital	R$ 10,240,000	R$ 10,240,000
Number of shares outstanding	1,326,093,947	1,326,093,947
Number of shares authorised	2,400,000,000
Capital reserve	R$ 32,720	R$ 32,720
Treasury shares acquired	R$ 2,248,080	223,830
Percentage of shares	5.00%
Percentage of capital stock	20.00%
Accumulated gain (loss)	R$ 782,078	R$ 1,824,917
C F L Ana Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	62,353,852	132,523,251
Percentage of shares	4.70%	9.99%
Percentage acquired of the share capital	4.70%	9.99%	9.99%